Derivative Instruments (Cumulative Basis Adjustments For Fair Value Hedges) (Details) - Fixed Maturity AFS Securities [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Amortized cost of the hedged Assets / (Liabilities)	$ 587	$ 764
Cumulative fair value hedging adjustments included in the amortized cost of the hedged Assets / (Liabilities)	$ 44	$ 211